Earnings Per Share (Details Textual) (EUR €)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Line Items]
Options Purchase Price	€ 7.55
Equity Option [Member]
Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,384,990